Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net Loans and Advances to Customers [abstract]
Loans secured on residential properties	£ 165,356	£ 157,957
Corporate loans	27,043	27,763
Finance leases	6,264	6,821
Secured Advances	0
Other unsecured loans	7,096	7,554
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,366	1,997
Amounts due from Santander UK Group Holdings plc	8	17
Amounts due from subsidiaries	0
Loans and advances to customers	208,133	202,109
Credit impairment loss allowances on loans and advances to customers	(785)	(751)
RV and voluntary termination provisions on finance leases	(61)	(69)
Net loans and advances to customers	£ 207,287	£ 201,289